UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07434

The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

610 W. Germantown Pike, Suite 300 Plymouth Meeting, PA	19462-1050
(Address of principal executive offices)	(Zip code)

Patricia L. Sloan, Secretary/Treasurer

The Stratton Funds, Inc.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS March 31, 2005 (unaudited)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value[1]
COMMON STOCKS – 91.8%
Aerospace – 2.0%
Moog Inc. Class A†	69,950	$3,161,740

Banking/Financial – 4.5%
Commerce Bancorp, Inc. (NJ)	50,000	1,623,500
Eaton Vance Corp.	80,000	1,875,200
QC Holdings Inc.†	50,000	751,500
Webster Financial Corp.	28,000	1,271,480
WSFS Financial Corp.	30,000	1,576,800

		7,098,480

Basic Materials – 0.5%
Rock-Tenn Co. Class A	55,000	731,500

Capital Goods – 12.6%
Cascade Corp.	62,000	2,170,000
Crane Co.	83,000	2,389,570
DRS Technologies, Inc.†	63,000	2,677,500
Engineered Support Systems, Inc.	54,100	2,895,432
JLG Industries, Inc.	161,700	3,484,635
Terex Corp. †	68,500	2,966,050
United Rentals, Inc.†	150,000	3,031,500

		19,614,687

Chemicals – 5.0%
Georgia Gulf Corp.	54,100	2,487,518
Hercules Inc.†	180,000	2,606,400
PolyOne Corp.†	310,000	2,752,800

		7,846,718

Construction – 8.5%
Beazer Homes USA, Inc.	55,500	2,767,230
D.R. Horton, Inc.	100,000	2,924,000
Hovnanian Enterprises, Inc. Class A†	78,000	3,978,000
M/I Homes, Inc.	20,000	978,600
M.D.C. Holdings, Inc.	37,373	2,603,029

		13,250,859

Consumer Durables – 3.8%
CSS Industries, Inc.	4,738	173,174
Harman International Industries, Inc.	17,500	1,548,050
Jacuzzi Brands, Inc.†	320,000	3,123,200
Polaris Industries, Inc.	15,000	1,053,450

		5,897,874

Distribution – 1.0%
IKON Office Solutions, Inc.	164,200	1,623,938

Energy – 14.3%
Cabot Oil & Gas Corp.	60,700	3,347,605
Houston Exploration Co.†	45,700	2,602,615

	Number of Shares	Market Value[1]
Energy – Continued
KCS Energy, Inc.†	150,000	$2,304,000
Newfield Exploration Co.†	43,000	3,193,180
Penn Virginia Corp.	59,400	2,726,460
Pogo Producing Co.	52,300	2,575,252
TETRA Technologies, Inc.†	94,000	2,673,360
Universal Compression Holdings, Inc.†	75,000	2,840,250

		22,262,722

Entertainment – 3.6%
Dave & Buster’s, Inc.†	95,000	1,776,500
Landry’s Restaurants, Inc.	81,000	2,342,520
Multimedia Games, Inc.†	185,000	1,435,600

		5,554,620

Health Care – 6.6%
Beverly Enterprises, Inc.†	170,000	2,104,600
CONMED Corp.†	95,500	2,876,460
Henry Schein, Inc.†	77,600	2,781,184
Respironics, Inc.†	43,000	2,505,610

		10,267,854

Insurance/Services – 5.7%
Donegal Group Inc. Class B	39,511	647,975
PacifiCare Health Systems, Inc.†	63,800	3,631,496
Scottish Re Group Ltd.	112,000	2,522,240
Selective Insurance Group, Inc.	47,000	2,172,810

		8,974,521

REITs – 2.9%
MeriStar Hospitality Corp.†	260,000	1,820,000
Sunstone Hotel Investors, Inc.	125,000	2,681,250

		4,501,250

Retailing – 4.9%
Circuit City Stores, Inc.	167,000	2,680,350
Electronics Boutique Holdings Corp.†	59,000	2,535,230
GameStop Corp.	110,000	2,437,600

		7,653,180

Technology – 6.9%
Anixter International Inc.†	82,700	2,989,605
Bel Fuse, Inc. Class B	40,000	1,212,000
MICROS Systems, Inc.†	65,000	2,386,150
OSI Systems, Inc.†	65,000	1,138,150
Premiere Global Services, Inc.†	219,300	2,482,476
Technitrol, Inc.	42,000	626,640

		10,835,021

SCHEDULE OF INVESTMENTS March 31, 2005 (unaudited) (continued)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value[1]
Transportation – 6.8%
Maritrans Inc.	40,500	$771,525
Overnite Corp.	53,000	2,911,090
USF Corp.	73,100	3,527,806
Yellow Roadway Corp.†	58,900	3,448,006

		10,658,427

Utilities – 2.2%
Energen Corp.	51,600	3,436,560

Total Common Stocks (Cost $99,283,281)		143,369,951

	Principal Amount
SHORT-TERM INVESTMENTS – 7.8%
PNC Bank Money Market Account 2.34%, due 04/01/05	$12,232,820	12,232,820

Total Short-Term Investments (Cost $12,232,820)		12,232,820

Total Investments – 99.6% (Cost $111,516,101*)		155,602,771
Other Assets Less Liabilities – 0.4%		629,614

NET ASSETS – 100.00%		$156,232,385

†	Non-income producing security
*	Aggregate cost for federal income tax purposes is $111,516,101 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$46,770,136
Gross unrealized depreciation	(2,683,466)

Net unrealized appreciation	$44,086,670

[1]	Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their fair value as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Stratton Funds, Inc.

By (Signature and Title)*	/s/ JAMES W. STRATTON
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES W. STRATTON
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date April 27, 2005

By (Signature and Title)*	/s/ JAMES A. BEERS
James A. Beers, Chief Financial Officer
(principal financial officer)

Date April 27, 2005

*	Print the name and title of each signing officer under his or her signature.